INVENTORY, NET (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Inventories [Abstract]
Raw materials and consumables	$ 785	$ 809
Work in progress	831	613
Finished goods and other	1,254	994
Carrying amount of inventories	$ 2,870	$ 2,416